Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments
Foreign exchange contracts	$9,908	$16,897	$23,914	$5,509
Cross-currency interest rate swaps	8,877	20,377	-	-
	18,785	37,274	23,914	5,509
Derivatives not designated as hedging instruments
Foreign exchange contracts	4,847	2,044	1,363	2,710
Options exchange contracts	-	159	677	51
	$4,847	$2,203	$2,040	$2,761

(*)	Presented as part of other assets.
(**)	Presented as part of other payables.

Effect Of Derivative Instruments On Cash Flow Hedging And Relationship Between Income And Other Comprehensive Income

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivatives designated as hedging instruments
Foreign exchange contracts	$(13,914)	$20,002	$7,438	$-	$585	$-
Other	-	-	-	10,115	-	2,034
	$(13,914)	$20,002	$7,438	$10,115	$585	$2,034
Derivatives not designated as hedging instruments
Foreign exchange Contracts	$-	$-	$-	$-	$461	$751

(*)	Presented as part of revenues/cost of sales
(**)	Presented as part of financial expenses

Notional Amounts Of Outstanding Foreign Exchange Forward Contracts

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2011	2010	2011	2010
Euro	$57,022	$16,076	$154,251	$240,830
GBP	30,868	20,475	45,095	85,980
NIS	654,105	114,284	-	-
Other	14,073	30,412	34,120	54,572
	$756,068	$181,247	$233,466	$381,382